Long-term Debt - Summary by Quarter Impacting Various Drawdowns and Royalty Proceeds (Details)	3 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from Credit Facility Drawdowns and royalty proceeds	$ 13,280,100	$ 10,000,000	$ 29,808,690	$ 23,000,000	$ 14,768,300	$ 11,500,000	$ 25,155,000	$ 20,000,000
Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from drawdown and royalties credited to long term debt	12,109,314		27,144,445		12,881,631		19,585,372
Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Allocation of drawdowns and royalty proceeds to warrants	$ 1,170,786		2,531,438		$ 1,886,669		$ 5,569,628
Royalty Liability
Disclosure Of Detailed Information About Borrowings [Line Items]
Amount of royalty liability recognized in exchange for proceeds received			$ 132,807